UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  September 30, 2009

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	November 13, 2009

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  75
Form 13F Information Table Value Total:  356143

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											    VOTING AUTHORITY
											SOLE   SHARED      NONE
Amex Technlgy 	SBI	81369y803	815	39040	SH		SOLE		0		39040
Amgen		COM	031162100	7297	121150	SH		SOLE		26930		94220
Amtr Finl Srv	COM	032359309	423	37050	SH		SOLE		0		37050
Apache Corp	COM	037411105	7548	82200	SH		SOLE		16200		66000
Applied MaterialCOM	038222105	5776	431705	SH		SOLE		86260		345445
AT&T		COM	00206r102	234	8680	SH		SOLE		0		8680
Bank of NY	COM	064057102	6577	226878	SH		SOLE		53070		173808
Bank of America	COM	060505104	659	32961	SH		SOLE		0		32961
BB&T CORP	COM	054937107	5555	203922	SH		SOLE		42705		161217
BHP Billiton 	COM	088606108	3579	54215	SH		SOLE		10870		43345
BJ Services	COM	055482103	7316	376505	SH		SOLE		74010		302495
Cintas Corp	COM	172908105	10699	352970	SH		SOLE		70660		282310
Cisco Systems	COM	17275R102	4712	200187	SH		SOLE		38150		162037
Coca Cola 	COM	191216100	1230	22907	SH		SOLE		0		22907
ConocoPhillips	COM	20825C104	6824	151100	SH		SOLE		29960		121140
Consumer Disc  SBI CONS	81369y407	240	8740	SH		SOLE		0		8740
Dell Inc	COM	24702R101	10411	682220	SH		SOLE		135535		546685
Electronic Arts	COM	285512109	342	18000	SH		SOLE		0		18000
Eli Lilly 	COM	277461109	6672	202007	SH		SOLE		39740		162267
Encana Corp	COM	292505104	5765	100075	SH		SOLE		19860		80125
Ensco Intl	COM	26874Q100	3904	91765	SH		SOLE		18250		73515
Exxon Mobile	COM	30231q102	887	11729	SH		SOLE		0		11729
Fair Isaac Corp	COM	303250104	407	18950	SH		SOLE		0		18950
Forest Lab	COM	345838106	7507	255010	SH		SOLE		49760		205250
Fresh Del Monte	ORD	G36738105	315	13940	SH		SOLE		0		13940
Gannett Co	COM	364730101	8294	663055	SH		SOLE		125900		537155
GE	 	COM	369604103	9896	602729	SH		SOLE		117910		484819
Harley Davidson	COM	412822108	4632	201377	SH		SOLE		49540		151837
Home Depot 	COM	437076102	9254	347357	SH		SOLE		70472		276885
Horsehead Hldg	COM	440694305	3497	298420	SH		SOLE		57446		240974
Humana Inc	COM	444859102	321	8600	SH		SOLE		0		8600
Iesi-Bfc Ltd ShsCOM	44951D108	297	23000	SH		SOLE		0		23000
Intel Corp 	COM	458140100	9943	508081	SH		SOLE		105430		402651
Jack in the Box	COM	466367109	411	20050	SH		SOLE		0		20050
Johnson&Johnson	COM	478160104	4343	71321	SH		SOLE		13880		57441
K Tron Intl Inc	COM	482730108	295	3100	SH		SOLE		0		3100
Legg Mason, Inc	COM	524901105	11773	379395	SH		SOLE		72910		306485
Logitech Inter'lSHS	H50430232	248	13480	SH		SOLE		0		13480
Lowe's CompaniesCOM	548661107	7552	360630	SH		SOLE		72840		287790
Maxim IntegratedCOM	57772K101	9996	551025	SH		SOLE		107600		443425
MGIC Investment	COM	552848103	5533	746747	SH		SOLE		177640		569107
Microsoft Corp 	COM	594918104	11054	429767	SH		SOLE		87100		342667
Mitcham Ind.	COM	606501104	298	48000	SH		SOLE		0		48000
Murphy Oil	COM	626717102	6818	118425	SH		SOLE		23330		95095
Nabors Ind.	COM	G6359F103	8192	391980	SH		SOLE		77580		314400
Nokia Corp	COM	654902204	9084	621362	SH		SOLE		125390		495972
Oracle Corp	COM	68389X105	3092	148355	SH		SOLE		29940		118415
Overhill Farms	COM	690212105	272	44950	SH		SOLE		0		44950
Patterson Co	COM	703395103	9255	339645	SH		SOLE		68110		271535
Pfizer Inc	COM	717081103	7174	433453	SH		SOLE		83474		349979
Regions Fin	COM	7591EP100	5598	901523	SH		SOLE		175150		726373
Republic Air	COM	760276105	523	56080	SH		SOLE		0		56080
RoyalDutchShell	COM	780259206	9810	171536	SH		SOLE		33310		138226
Consmrs Stpl	SBI	81369y308	241	9460	SH		SOLE		0		9460
Int-Energy	SBI	81369y506	323	5990	SH		SOLE		0		5990
Int-Industriall	SBI	81369y704	243	9210	SH		SOLE		0		9210
State Street	COM	857477103	6334	120415	SH		SOLE		25200		95215
Stryker Corp	COM	863667101	5426	119440	SH		SOLE		23520		92920
Sysco Corp	COM	871829107	8673	349007	SH		SOLE		75370		273637
Torchmark 	COM	891027104	4603	105985	SH		SOLE		21060		84925
United Health 	COM	91324P102	263	10500	SH		SOLE		0		10500
UPS		COM	911363109	7133	126325	SH		SOLE		25740		100585
Universal Corp	COM	913456109	253	6060	SH		SOLE		0		6060
VALE		COM	91912E105	3790	163840	SH		SOLE		32860		130980
Valero Energy	COM	91913y100	3883	200270	SH		SOLE		36430		163840
Varion Medical	COM	92220P105	3648	86580	SH		SOLE		17250		69330
Vulcan MaterialsCOM	929160109	4130	73390	SH		SOLE		14460		61930
Walgreens	COM	931422109	9041	241279	SH		SOLE		48250		193029
Walmart		COM	931142103	6181	125919	SH		SOLE		23770		102149
Waste Mgmt	COM	94106L109	5976	200418	SH		SOLE		39815		160603
XL Capital	COM	G98255105	11553	661712	SH		SOLE		114980		546732
Zimmer Holding	COM	98956P102	9975	186632	SH		SOLE		38435		148197
DJHealthcare	ISHARES TR 464287762	651	11040	SH		SOLE		0		11040
SP 100 IDX FD	ISHARES	TR 464287101	614	12590	SH		SOLE		0		12590
DJ Regional BankISHARES TR 464288778	241	11485	SH		SOLE		30		11455